Discontinued operations - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities, discontinued operations	$ 32	$ 113	$ 2
Cash flows from (used in) investing activities, discontinued operations	390	(54)	(121)
Net cash inflow from the disposal of businesses	380	7	98
Cash flows from (used in) financing activities, discontinued operations	(19)	(35)	$ (1)
UK Businesses
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on current year disposal of businesses	(370)	0
Gain on prior year disposal of businesses	14	0
Impairment loss recognized in profit or loss, assets classified as held for sale, discontinued operations	(63)
Recycling of deferred foreign exchange losses	235
Expense of restructuring activities, discontinued operations	$ 2	18
Inventory write-down, discontinued operations		$ 3